UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-05877

BNY Mellon Strategic Municipal Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	05/31/22

FORM N-CSR

Item 1.	Reports to Stockholders.

BNY Mellon Strategic Municipal Bond Fund, Inc.

SEMI-ANNUAL REPORT May 31, 2022

BNY Mellon Strategic Municipal Bond Fund, Inc.

Protecting Your Privacy
Our Pledge to You

THE FUND IS COMMITTED TO YOUR PRIVACY. On this page, you will find the fund’s policies and practices for collecting, disclosing, and safeguarding “nonpublic personal information,” which may include financial or other customer information. These policies apply to individuals who purchase fund shares for personal, family, or household purposes, or have done so in the past. This notification replaces all previous statements of the fund’s consumer privacy policy, and may be amended at any time. We’ll keep you informed of changes as required by law.

YOUR ACCOUNT IS PROVIDED IN A SECURE ENVIRONMENT. The fund maintains physical, electronic and procedural safeguards that comply with federal regulations to guard nonpublic personal information. The fund’s agents and service providers have limited access to customer information based on their role in servicing your account.

THE FUND COLLECTS INFORMATION IN ORDER TO SERVICE AND ADMINISTER YOUR ACCOUNT. The fund collects a variety of nonpublic personal information, which may include:

• Information we receive from you, such as your name, address, and social security number.

• Information about your transactions with us, such as the purchase or sale of fund shares.

• Information we receive from agents and service providers, such as proxy voting information.

THE FUND DOES NOT SHARE NONPUBLIC PERSONAL INFORMATION WITH ANYONE, EXCEPT AS PERMITTED BY LAW.

Thank you for this opportunity to serve you.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

F O R M O R E I N F O R M AT I O N

Back Cover

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DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period of December 1, 2021, through May 31, 2022, as provided by Daniel Rabasco and Jeffrey Burger, Portfolio Managers of Insight North America LLC Sub-adviser

Market and Fund Performance Overview

For the six-month period ended May 31, 2022, BNY Mellon Strategic Municipal Bond Fund, Inc. (the “fund”) achieved a total return of −12.15% on a net-asset-value basis and −17.00% on a market price basis.1 Over the same period, the fund provided aggregate income dividends of $0.18 per share, which reflects a annualized distribution rate of 5.40%. In comparison, the Bloomberg U.S. Municipal Bond Index (the “Index”), the fund’s benchmark, posted a total return of −7.32% for the same period.2

During the reporting period, municipal bonds lost ground amid inflation fears and rising interest rates. The fund’s performance was driven primarily by its duration positioning.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax to the extent believed by BNY Mellon Investment Adviser, Inc. to be consistent with the preservation of capital. In pursuing this goal, the fund invests at least 80% of its assets in municipal bonds. Under normal market conditions, the weighted average maturity of the fund’s portfolio is expected to exceed 10 years. Under normal market conditions, the fund invests at least 80% of its net assets in municipal bonds considered investment grade or the unrated equivalent as determined by BNY Mellon Investment Adviser, Inc.

The fund also has issued auction-rate preferred stock (ARPS), a percentage of which remains outstanding from its initial public offering and has invested the proceeds in a manner consistent with its investment objective. This, along with the fund’s participation in secondary, inverse-floater structures, has the effect of “leveraging” the portfolio, which can magnify gain-and-loss potential depending on market conditions.

Over time, many of the fund’s older, higher-yielding bonds have matured or were redeemed by their issuers. We have attempted to replace those bonds with investments consistent with the fund’s investment policies. We have also sought to upgrade the fund with newly issued bonds that, in our opinion, have better structural or income characteristics than existing holdings. When such opportunities arise, we usually look to sell bonds that are close to their optional redemption date or maturity.

Markets Hindered by Inflation and Rising Rates

Fixed-income markets posted a negative performance during the reporting period, which was driven by rising inflation and tightening monetary policy by the Federal Reserve (the “Fed”). Prior to the reporting period, the municipal bond market benefited from policies put in place in response to the COVID-19 pandemic, including support from the federal government. This, and a number of other factors, produced strong inflows to the market. The fiscal health of issuers was also supported by a strengthening economy.

A number of headwinds emerged during the reporting period. As oil prices rose, and inflation measures reached multi-decade highs, the outlook for inflation shifted away from the view that pricing pressures were “transitory.” In addition, investors began to anticipate that the Fed would move to a policy of tightening.

Late in 2021, Fed officials signaled that short-term interest rates would be raised, and in March 2022, they did raise the federal funds rate by 25 basis points. In May 2022, they followed that up with an increase of 50 basis points, bringing the federal funds rate target to 0.75% - 1.00%. The Fed also announced that its quantitative tightening program, in which it begins to reduce its bond holdings, would begin in June 2022.

Historically, municipal bonds have been perceived as a safe haven from turmoil in fixed-income markets. But the persistence of higher-than-expected inflation, combined with measures from the Fed to combat it, led to significant outflows from municipal bond mutual funds during the period. The need for fund managers to meet redemptions added to the market’s downward momentum.

While headwinds prevailed over most of the period, credit fundamentals in the municipal market remain strong. In addition, turmoil has resulted in more attractive valuations in many segments of the market, creating the potential for outperformance in the future.

In fact, late in the reporting period, attractive values began to bring investors back into the market. In addition, the normal seasonal decline in supply, combined with the seasonal reinvestment of maturing bonds, provided some support.

Duration Positioning Drove Results

The fund’s performance was driven primarily by the impact of rising inflation and interest rates on the market generally and on longer-term issues in particular, which are hurt more by rising interest rates Lower credit-quality issues, which pay higher yields, also were especially harmed during the reporting period. In addition, the firm’s use of tender-offer bonds, which added leverage and duration to the fund, also hampered performance.

On the other hand, the fund’s performance was helped by the relatively strong performance of higher-quality bonds. In addition, short- and intermediate-maturity bonds also benefited performance.

Near-Term Interest Rate Volatility

Given high inflation and the Fed’s tightening stance, rising interest rate volatility should define the near-term outlook. The degree of interest rate volatility will depend on the success of the Fed in bringing inflation down from 40-year highs. Credit fundamentals, however, remain strong, and with the market’s recent volatility, valuations have become attractive, potentially providing investment opportunities.

We will continue to emphasize security selection, with a focus on strong fundamentals and attractive valuations, and to look for opportunities to add incremental yield. Fund duration will be maintained close to current levels.

June 15, 2022

1 Total return includes reinvestment of dividends and any capital gains paid, based upon net asset value per share or market price per share, as applicable. Past performance is no guarantee of future results. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable. Return figures provided reflect the absorption of certain fund expenses by The BNY Mellon Investment Adviser, Inc. pursuant to an undertaking in effect through November 30, 2022, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2 Source: Lipper, Inc. ---The Bloomberg U.S. Municipal Bond Index (the “Index”) covers the U.S. dollar-denominated long-term tax exempt bond market. Unlike a fund, the Index is not subject to fees and other expenses. Investors cannot invest directly in any index. Distribution rate per share is based upon dividends per share paid from net investment income during the period, annualized and divided by the market price per share at the end of the period, adjusted for any capital gain distributions.

Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

The use of leverage may magnify the fund’s gains or losses. For derivatives with a leveraging component, adverse changes in the value or level of the underlying asset can result in a loss that is much greater than the original investment in the derivative.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

STATEMENT OF INVESTMENTS

May 31, 2022 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - .3%
Collateralized Municipal-Backed Securities - .3%
Arizona Industrial Development Authority, Revenue Bonds, Ser. 2019-2 (cost $1,362,758)	3.63	5/20/2033	1,241,591		1,250,248

Long-Term Municipal Investments - 145.0%
Alabama - 5.4%
Alabama Special Care Facilities Financing Authority, Revenue Bonds (Methodist Home for the Aging Obligated Group)	5.50	6/1/2030	1,800,000		1,789,663
Alabama Special Care Facilities Financing Authority, Revenue Bonds (Methodist Home for the Aging Obligated Group)	5.75	6/1/2045	1,250,000		1,232,750
Alabama Special Care Facilities Financing Authority, Revenue Bonds (Methodist Home for the Aging Obligated Group)	6.00	6/1/2050	1,500,000		1,503,753
Jefferson County, Revenue Bonds, Refunding, Ser. F	7.75	10/1/2046	6,000,000	[a]	6,095,080
The Lower Alabama Gas District, Revenue Bonds, Ser. A	5.00	9/1/2046	5,000,000		5,669,719
University of Alabama at Birmingham, Revenue Bonds, Ser. B	4.00	10/1/2036	2,745,000		2,835,675
				19,126,640
Arizona - 7.5%
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2046	1,500,000		1,465,457
Arizona Industrial Development Authority, Revenue Bonds (Legacy Cares Project) Ser. A	7.75	7/1/2050	4,305,000	[b]	4,915,959
Arizona Industrial Development Authority, Revenue Bonds (Phoenix Children's Hospital Obligated Group)	4.00	2/1/2050	1,500,000		1,503,738
Arizona Industrial Development Authority, Revenue Bonds, Refunding (BASIS Schools Projects) Ser. A	5.25	7/1/2047	1,500,000	[b]	1,537,522

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 145.0% (continued)
Arizona - 7.5% (continued)
Glendale Industrial Development Authority, Revenue Bonds, Refunding (Sun Health Services Obligated Group) Ser. A	5.00	11/15/2054	1,500,000		1,590,301
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Legacy Traditional Schools Project)	5.00	7/1/2049	1,775,000	[b]	1,804,550
Salt Verde Financial Corp., Revenue Bonds	5.00	12/1/2037	1,345,000		1,519,583
Tender Option Bond Trust Receipts (Series 2018-XF2537), (Salt Verde Financial Corporation, Revenue Bonds) Recourse, Underlying Coupon Rate (%) 5.00	14.66	12/1/2037	4,550,000	[b,c,d]	5,140,519
The Phoenix Industrial Development Authority, Revenue Bonds (Legacy Traditional Schools Project) Ser. A	6.75	7/1/2044	1,000,000	[b]	1,065,876
The Phoenix Industrial Development Authority, Revenue Bonds, Refunding (BASIS Schools Projects) Ser. A	5.00	7/1/2046	3,000,000	[b]	3,037,425
The Pima County Industrial Development Authority, Revenue Bonds (American Leadership Academy Project)	5.00	6/15/2047	3,000,000	[b]	3,003,971
				26,584,901
California - 9.3%
California Community Choice Financing Authority, Revenue Bonds (Green Bond) Ser. B1	4.00	8/1/2031	1,500,000	[e]	1,553,925
California Municipal Finance Authority, Revenue Bonds (Community Health System) Ser. A	4.00	2/1/2051	1,500,000		1,483,804
Jefferson Union High School District, COP (Teacher & Staff Housing Project) (Insured; Build America Mutual)	4.00	8/1/2055	1,500,000		1,529,620
San Diego County Regional Airport Authority, Revenue Bonds	5.00	7/1/2056	4,940,000		5,310,256
Tender Option Bond Trust Receipts (Series 2016-XM0379), (Los Angeles Department of Water & Power, Revenue Bonds, Refunding) Non-recourse, Underlying Coupon Rate (%) 5.00	13.19	7/1/2043	5,000,000	[b,c,d]	5,010,323

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 145.0% (continued)
California - 9.3% (continued)
Tender Option Bond Trust Receipts (Series 2016-XM0387), (Los Angeles Department of Airports, Revenue Bonds (Los Angeles International Airport)) Non-recourse, Underlying Coupon Rate (%) 5.00	13.13	5/15/2038	6,000,000	[b,c,d]	6,121,375
Tender Option Bond Trust Receipts (Series 2016-XM0390), (The Regents of the University of California, Revenue Bonds, Refunding) Non-recourse, Underlying Coupon Rate (%) 5.00	13.19	5/15/2036	6,260,000	[b,c,d]	6,442,571
Tender Option Bond Trust Receipts (Series 2020-XF2876), (San Francisco California City & County Airport Commission, Revenue Bonds, Refunding, Ser. E) Recourse, Underlying Coupon Rate (%) 5.00	14.85	5/1/2050	5,190,000	[b,c,d]	5,587,403
				33,039,277
Colorado - 4.1%
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Covenant Living Communities & Services Obligated Group) Ser. A	4.00	12/1/2050	4,000,000		3,697,937
Denver City & County Airport System, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2048	2,300,000		2,449,983
Dominion Water & Sanitation District, Revenue Bonds	6.00	12/1/2046	3,100,000		3,167,571
Sterling Ranch Community Authority Board, Revenue Bonds (Insured; Municipal Government Guaranteed) Ser. A	5.00	12/1/2047	1,250,000		1,256,984
Tender Option Bond Trust Receipts (Series 2020-XM0829), (Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group, Ser. A1)) Recourse, Underlying Coupon Rate (%) 4.00	14.26	8/1/2044	3,260,000	[b,c,d]	3,837,242
				14,409,717
Connecticut - 1.9%
Connecticut, Revenue Bonds, Ser. A	5.00	5/1/2038	1,000,000		1,136,703
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Connecticut College) Ser. M	4.00	7/1/2052	1,500,000		1,500,359

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 145.0% (continued)
Connecticut - 1.9% (continued)
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding, Ser. S	4.00	6/1/2051	2,000,000	1,995,276
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. A1	3.65	11/15/2032	530,000	532,611
University of Connecticut, Revenue Bonds, Ser. A	5.00	5/1/2041	1,290,000	1,481,026
				6,645,975
District of Columbia - 4.5%
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (Dulles Metrorail) Ser. B	4.00	10/1/2049	1,000,000	956,920
Tender Option Bond Trust Receipts (Series 2016-XM0437), (District of Columbia, Revenue Bonds) Recourse, Underlying Coupon Rate (%) 5.00	15.18	12/1/2035	14,834,680	[b,c,d] 15,038,569
				15,995,489
Florida - 8.7%
Alachua County Health Facilities Authority, Revenue Bonds (Shands Teaching Hospital & Clinics Obligated Group)	4.00	12/1/2049	1,600,000	1,587,262
Atlantic Beach, Revenue Bonds (Fleet Landing Project) Ser. A	5.00	11/15/2048	2,500,000	2,627,833
Florida Higher Educational Facilities Financial Authority, Revenue Bonds (Ringling College Project)	5.00	3/1/2049	2,000,000	2,110,075
Greater Orlando Aviation Authority, Revenue Bonds, Ser. A	4.00	10/1/2044	1,500,000	1,506,855
Lee County Industrial Development Authority, Revenue Bonds (Shell Point/Waterside Health Project)	5.00	11/15/2049	1,540,000	1,577,483
Palm Beach County Health Facilities Authority, Revenue Bonds (ACTS Retirement-Life Communities Obligated Group)	5.00	11/15/2045	5,775,000	6,135,686
Palm Beach County Health Facilities Authority, Revenue Bonds (Lifespace Communities Obligated Group) Ser. B	4.00	5/15/2053	2,000,000	1,601,414
Seminole County Industrial Development Authority, Revenue Bonds, Refunding (Legacy Pointe at UCF Project)	5.75	11/15/2054	1,000,000	960,283

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 145.0% (continued)
Florida - 8.7% (continued)
Tender Option Bond Trust Receipts (Series 2019-XF0813), (Fort Myers Florida Utility, Revenue Bonds) Non-recourse, Underlying Coupon Rate (%) 4.00	9.83	10/1/2049	2,980,000	[b,c,d]	3,060,686
Tender Option Bond Trust Receipts (Series 2019-XM0782), (Palm Beach County Florida Health Facilities Authority, Revenue Bonds, Refunding (Baptist Health South Florida Obligated Group)) Recourse, Underlying Coupon Rate (%) 4.00	11.39	8/15/2049	5,535,000	[b,c,d]	5,552,559
Tender Option Bond Trust Receipts (Series 2020-XF2877), (Greater Orlando Aviation Authority, Revenue Bonds, Ser. A) Recourse, Underlying Coupon Rate (%) 4.00	11.33	10/1/2049	4,065,000	[b,c,d]	4,052,568
				30,772,704
Georgia - 5.6%
Atlanta Water & Wastewater, Revenue Bonds (Proctor Creek) Ser. D	3.50	11/1/2028	600,000	[b]	617,528
Georgia Municipal Electric Authority, Revenue Bonds, Refunding (Plant Vogtle Units 3&4 Project) Ser. A	4.00	1/1/2051	500,000		498,815
Tender Option Bond Trust Receipts (Series 2016-XM0435), (Private Colleges & Universities Authority, Revenue Bonds, Refunding (Emory University)) Recourse, Underlying Coupon Rate (%) 5.00	15.19	10/1/2043	6,000,000	[b,c,d]	6,136,182
Tender Option Bond Trust Receipts (Series 2019-XF2847), (Municipal Electric Authority of Georgia, Revenue Bonds (Plant Vogtle Unis 3&4 Project, Ser. A)) Recourse, Underlying Coupon Rate (%) 5.00	15.05	1/1/2056	2,720,000	[b,c,d]	2,902,220
Tender Option Bond Trust Receipts (Series 2020-XM0825), (Brookhaven Development Authority, Revenue Bonds (Children's Healthcare of Atlanta, Ser. A)) Recourse, Underlying Coupon Rate (%) 4.00	12.73	7/1/2044	4,220,000	[b,c,d]	4,593,551
The Atlanta Development Authority, Revenue Bonds, Ser. A1	5.25	7/1/2040	1,000,000		1,062,057

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 145.0% (continued)
Georgia - 5.6% (continued)
The Burke County Development Authority, Revenue Bonds, Refunding (Oglethorpe Power Corp.) Ser. D	4.13	11/1/2045	4,200,000		4,181,268
				19,991,621
Hawaii - .7%
Hawaii Department of Budget & Finance, Revenue Bonds, Refunding (Hawaiian Electric Co.)	4.00	3/1/2037	2,500,000		2,522,733
Illinois - 13.5%
Chicago Board of Education, GO, Refunding, Ser. A	5.00	12/1/2033	1,250,000		1,317,811
Chicago Board of Education, GO, Refunding, Ser. B	5.00	12/1/2032	400,000		425,374
Chicago Board of Education, GO, Refunding, Ser. B	5.00	12/1/2031	500,000		532,793
Chicago II, GO, Refunding, Ser. A	6.00	1/1/2038	3,000,000		3,271,454
Chicago II, GO, Refunding, Ser. C	5.00	1/1/2024	1,265,000		1,299,877
Chicago II, GO, Ser. A	5.00	1/1/2044	3,000,000		3,133,384
Chicago II Wastewater Transmission, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2039	2,330,000		2,429,609
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2048	4,000,000		4,192,552
Chicago Transit Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2057	1,000,000		1,095,190
Chicago Transit Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2045	1,000,000		1,084,793
Illinois, GO, Refunding, Ser. A	5.00	10/1/2029	1,000,000		1,087,545
Illinois, GO, Ser. A	5.00	5/1/2038	2,850,000		2,964,662
Illinois, GO, Ser. B	5.00	11/1/2030	1,500,000		1,629,710
Illinois, GO, Ser. D	5.00	11/1/2028	3,000,000		3,259,283
Illinois Finance Authority, Revenue Bonds, Refunding (Plymouth Place Obligated Group)	5.25	5/15/2025	1,000,000	[f]	1,086,983
Metropolitan Pier & Exposition Authority, Revenue Bonds (McCormick Place Expansion Project)	5.00	6/15/2057	2,500,000		2,651,036
Metropolitan Pier & Exposition Authority, Revenue Bonds (McCormick Place Project) (Insured; National Public Finance Guarantee Corp.) Ser. A	0.00	12/15/2036	2,500,000	[g]	1,384,123

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 145.0% (continued)
Illinois - 13.5% (continued)
Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding (McCormick Place Project) Ser. B	5.00	12/15/2028	1,000,000	1,001,213
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	4.00	1/1/2039	2,250,000	2,279,612
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	1/1/2032	2,000,000	2,303,105
Tender Option Bond Trust Receipts (Series 2017-XM0492), (Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago)) Non-recourse, Underlying Coupon Rate (%) 5.00	13.19	10/1/2040	9,000,000	[b,c,d] 9,547,033
				47,977,142
Indiana - 2.1%
Indiana Finance Authority, Revenue Bonds (Green Bond)	7.00	3/1/2039	4,425,000	[b] 3,702,611
Indiana Finance Authority, Revenue Bonds (Parkview Health System Obligated Group) Ser. A	5.00	11/1/2043	3,500,000	3,757,362
				7,459,973
Iowa - 1.3%
Iowa Finance Authority, Revenue Bonds, Refunding (Iowa Fertilizer Co. Project)	5.00	12/1/2050	1,500,000	1,589,254
Iowa Finance Authority, Revenue Bonds, Refunding (Lifespace Communities Obligated Group) Ser. A	4.00	5/15/2046	1,000,000	843,955
Iowa Tobacco Settlement Authority, Revenue Bonds, Refunding, Ser. A2	4.00	6/1/2049	1,400,000	1,355,037
Iowa Tobacco Settlement Authority, Revenue Bonds, Refunding, Ser. B1	4.00	6/1/2049	1,000,000	993,461
				4,781,707
Kentucky - 1.6%
Christian County, Revenue Bonds, Refunding (Jennie Stuart Medical Center Obligated Group)	5.50	2/1/2044	2,800,000	2,929,320
Kentucky Public Energy Authority, Revenue Bonds, Ser. A1	4.00	6/1/2025	2,560,000	[e] 2,631,505
				5,560,825

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 145.0% (continued)
Louisiana - 3.1%
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Refunding (Westlake Chemical Project)	3.50	11/1/2032	2,400,000		2,356,716
Tender Option Bond Trust Receipts (Series 2018-XF2584), (Louisiana Public Facilities Authority, Revenue Bonds (Franciscan Missionaries of Our Lady Health System Project)) Non-recourse, Underlying Coupon Rate (%) 5.00	14.85	7/1/2047	8,195,000	[b,c,d]	8,608,912
				10,965,628
Maryland - 2.9%
Maryland Economic Development Corp., Revenue Bonds (Green Bond) (Purple Line Transit Partners) Ser. B	5.25	6/30/2052	1,575,000		1,666,303
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds (Adventist Healthcare Obligated Group) Ser. A	5.50	1/1/2046	3,250,000		3,461,774
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (Stevenson University Project)	4.00	6/1/2051	1,000,000		932,674
Tender Option Bond Trust Receipts (Series 2016-XM0391), (Mayor & City Council of Baltimore, Revenue Bonds, Refunding (Water Projects)) Non-recourse, Underlying Coupon Rate (%) 5.00	13.19	7/1/2042	4,000,000	[b,c,d]	4,197,591
				10,258,342
Massachusetts - 5.1%
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (UMass Memorial Health Care Obligated Group) Ser. K	5.00	7/1/2038	2,130,000		2,248,118
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2029	1,000,000		1,109,862
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. G	4.00	7/1/2046	1,250,000		1,219,585

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 145.0% (continued)
Massachusetts - 5.1% (continued)
Tender Option Bond Trust Receipts (Series 2016-XM0386), (University of Massachusetts Building Authority, Revenue Bonds, Refunding) Non-recourse, Underlying Coupon Rate (%) 5.00	13.18	5/1/2043	7,409,991	[b,c,d]	7,635,602
Tender Option Bond Trust Receipts (Series 2018-XF0610), (Massachusetts Transportation Fund, Revenue Bonds (Rail Enhancement & Accelerated Bridge Programs)) Non-recourse, Underlying Coupon Rate (%) 5.00	13.45	6/1/2047	5,250,000	[b,c,d]	5,783,098
				17,996,265
Michigan - 5.3%
Great Lakes Water Authority Sewage Disposal System, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2036	2,000,000		2,142,968
Michigan Building Authority, Revenue Bonds, Refunding	4.00	4/15/2054	2,500,000		2,506,756
Michigan Finance Authority, Revenue Bonds, Refunding (Beaumont Spectrum) Ser. A	4.00	4/15/2042	1,000,000		1,014,768
Michigan Finance Authority, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. D6	5.00	7/1/2036	1,000,000		1,047,303
Michigan Strategic Fund, Revenue Bonds (AMT-I-75 Improvement Project)	5.00	6/30/2048	5,000,000		5,073,756
Pontiac School District, GO	4.00	5/1/2050	3,000,000		3,036,231
Tender Option Bond Trust Receipts (Series 2019-XF2837), (Michigan State Finance Authority, Revenue Bonds (Henry Ford Health System)) Recourse, Underlying Coupon Rate (%) 4.00	11.30	11/15/2050	3,900,000	[b,c,d]	3,846,929
				18,668,711
Minnesota - 1.2%
Duluth Economic Development Authority, Revenue Bonds, Refunding (Essentia Health Obligated Group) Ser. A	5.00	2/15/2058	4,000,000		4,210,942
Missouri - 2.6%
Missouri Health & Educational Facilities Authority, Revenue Bonds (Mercy Health)	4.00	6/1/2053	2,000,000		2,003,154

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 145.0% (continued)
Missouri - 2.6% (continued)
St. Louis Land Clearance for Redevelopment Authority, Revenue Bonds (National Geospatial Intelligence Agency)	5.13	6/1/2046	4,715,000		4,941,084
The Missouri Health & Educational Facilities Authority, Revenue Bonds (Lutheran Senior Services Projects) Ser. A	5.00	2/1/2042	1,000,000		1,037,855
The Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (Lutheran Senior Services Projects)	5.00	2/1/2046	1,200,000		1,225,677
				9,207,770
Multi-State - .6%
Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificates, Revenue Bonds, Ser. M048	3.15	1/15/2036	2,385,000	[b]	2,301,735
Nevada - 1.4%
Reno, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	4.00	6/1/2058	5,000,000		5,112,975
New Hampshire - .4%
New Hampshire Business Finance Authority, Revenue Bonds, Refunding (Springpoint Senior Living Obligated Group)	4.00	1/1/2051	1,500,000		1,373,240
New Jersey - 5.3%
New Jersey, GO (COVID-19 Emergency Bonds) Ser. A	4.00	6/1/2030	1,000,000		1,081,696
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Refunding, Ser. D	4.00	10/1/2024	2,370,000		2,447,463
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.00	6/15/2046	1,365,000		1,454,117
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.25	6/15/2043	1,500,000		1,630,962
New Jersey Turnpike Authority, Revenue Bonds, Ser. A	4.00	1/1/2048	2,400,000		2,452,106
South Jersey Port Corp., Revenue Bonds, Ser. B	5.00	1/1/2042	2,025,000		2,107,792
Tender Option Bond Trust Receipts (Series 2018-XF2538), (New Jersey Economic Development Authority, Revenue Bonds) Recourse, Underlying Coupon Rate (%) 5.25	15.65	6/15/2040	4,250,000	[b,c,d]	4,448,196

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 145.0% (continued)
New Jersey - 5.3% (continued)
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.25	6/1/2046	1,500,000		1,615,666
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. B	5.00	6/1/2046	1,670,000		1,717,881
				18,955,879
New York - 7.7%
Monroe County Industrial Development Corp., Revenue Bonds, Refunding (University of Rochester Project) Ser. A	4.00	7/1/2050	1,500,000		1,501,880
New York Convention Center Development Corp., Revenue Bonds (Hotel Unit Fee) (Insured; Assured Guaranty Municipal Corp.) Ser. B	0.00	11/15/2049	5,600,000	[g]	1,556,621
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project)	5.00	11/15/2044	3,400,000	[b]	3,414,693
New York State Dormitory Authority, Revenue Bonds, Refunding (Montefiore Obligated Group) Ser. A	4.00	9/1/2045	1,000,000		937,270
New York Transportation Development Corp., Revenue Bonds (JFK International Air Terminal)	5.00	12/1/2042	1,850,000		1,981,324
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.25	1/1/2050	3,000,000		3,126,982
New York Transportation Development Corp., Revenue Bonds, Refunding (JFK International Air Terminal) Ser. A	5.00	12/1/2035	1,100,000		1,177,765
Niagara Area Development Corp., Revenue Bonds, Refunding (Covanta Holding Project) Ser. A	4.75	11/1/2042	1,000,000	[b]	998,664
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 221	4.00	7/15/2055	2,250,000		2,251,967
Tender Option Bond Trust Receipts (Series 2022-XM1004), (Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) (Insured; Assured Guaranty Municipal Corp., Ser. C)) Non-recourse, Underlying Coupon Rate (%) 4.00	5.55	11/15/2047	5,400,000	[b,c,d]	5,284,522

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 145.0% (continued)
New York - 7.7% (continued)
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. A1	5.00	5/15/2051	3,235,000	3,654,533
Westchester County Local Development Corp., Revenue Bonds, Refunding (Purchase Senior Learning Community Obligated Group)	5.00	7/1/2056	1,500,000	[b] 1,406,897
				27,293,118
North Carolina - .9%
North Carolina Medical Care Commission, Revenue Bonds, Refunding (Lutheran Services for the Aging Obligated Group)	4.00	3/1/2051	2,000,000	1,557,077
North Carolina Turnpike Authority, Revenue Bonds (Triangle Expressway) (Insured; Assured Guaranty Municipal Corp.)	4.00	1/1/2055	1,500,000	1,518,893
				3,075,970
Ohio - 4.1%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Refunding, Ser. A2	4.00	6/1/2048	1,250,000	1,210,677
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Refunding, Ser. B2	5.00	6/1/2055	10,650,000	10,818,275
Centerville, Revenue Bonds, Refunding (Graceworks Lutheran Services Obligated Group)	5.25	11/1/2047	1,500,000	1,507,641
Cuyahoga County, Revenue Bonds, Refunding (The MetroHealth System)	5.00	2/15/2052	1,000,000	1,057,058
				14,593,651
Oregon - .5%
Medford Hospital Facilities Authority, Revenue Bonds, Refunding (Asante Project) Ser. A	4.00	8/15/2039	1,000,000	1,009,846
Yamhill County Hospital Authority, Revenue Bonds, Refunding (Friendsview Manor Obligated Group) Ser. A	5.00	11/15/2056	1,000,000	915,902
				1,925,748
Pennsylvania - 3.6%
Allentown School District, GO, Refunding (Insured; Build America Mutual) Ser. B	5.00	2/1/2031	1,510,000	1,741,552

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 145.0% (continued)
Pennsylvania - 3.6% (continued)
Crawford County Hospital Authority, Revenue Bonds, Refunding (Meadville Medical Center Project) Ser. A	6.00	6/1/2046	1,000,000	1,053,542
Franklin County Industrial Development Authority, Revenue Bonds (Menno-Haven Project)	5.00	12/1/2054	1,000,000	961,218
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (Presbyterian Senior Living)	4.00	7/1/2046	1,000,000	1,005,494
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Sciences)	5.00	11/1/2033	2,805,000	2,945,322
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B	4.00	12/1/2051	1,500,000	1,453,516
Philadelphia Water & Wastewater, Revenue Bonds, Ser. A	5.00	11/1/2050	1,500,000	1,672,981
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	4.00	9/1/2039	2,000,000	2,055,926
				12,889,551
Rhode Island - .2%
Providence Public Building Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	9/15/2037	500,000	556,070
South Carolina - 3.8%
South Carolina Jobs-Economic Development Authority, Revenue Bonds (Bishop Gadsden Episcopal Retirement Community Obligated Group)	5.00	4/1/2054	1,000,000	999,931
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper)	4.00	12/1/2055	2,000,000	1,933,047
Tender Option Bond Trust Receipts (Series 2016-XM0384), (South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper)) Non-recourse, Underlying Coupon Rate (%) 5.13	10.34	12/1/2043	10,200,000	[b,c,d] 10,460,315
				13,393,293

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 145.0% (continued)
Tennessee - .9%
Tender Option Bond Trust Receipts (Series 2016-XM0388), (Metropolitan Government of Nashville & Davidson County, Revenue Bonds, Refunding) Non-recourse, Underlying Coupon Rate (%) 5.00	12.86	7/1/2040	3,000,000	[b,c,d]	3,106,273
Texas - 14.3%
Central Texas Regional Mobility Authority, Revenue Bonds	5.00	1/1/2048	2,500,000		2,683,849
Central Texas Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	7/1/2025	1,000,000	[f]	1,087,449
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools) Ser. A	4.00	8/15/2047	2,000,000		1,982,895
Clifton Higher Education Finance Corp., Revenue Bonds (International Leadership) Ser. A	5.75	8/15/2045	2,500,000		2,614,818
Clifton Higher Education Finance Corp., Revenue Bonds (International Leadership) Ser. D	6.13	8/15/2048	3,000,000		3,164,713
Clifton Higher Education Finance Corp., Revenue Bonds (Uplift Education) Ser. A	4.50	12/1/2044	2,500,000		2,510,720
Grand Parkway Transportation Corp., Revenue Bonds, Refunding	4.00	10/1/2045	2,000,000		2,026,143
Harris County-Houston Sports Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	0.00	11/15/2051	7,500,000	[g]	1,874,168
Love Field Airport Modernization Corp., Revenue Bonds (Southwest Airlines Co. Project)	5.00	11/1/2028	1,000,000		1,012,405
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (MRC Stevenson Oaks Project)	6.75	11/15/2051	1,000,000		1,065,481
Tender Option Bond Trust Receipts (Series 2016-XM0377), (San Antonio, Revenue Bonds) Non-recourse, Underlying Coupon Rate (%) 5.00	13.19	2/1/2043	12,450,000	[b,c,d]	12,727,758
Tender Option Bond Trust Receipts (Series 2022-XF1291), (North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. B) Non-recourse, Underlying Coupon Rate (%) 3.00	3.83	1/1/2046	10,000,000	[b,c,d]	8,747,400

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 145.0% (continued)
Texas - 14.3% (continued)
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds (Segment 3C Project)	5.00	6/30/2058	6,150,000		6,417,725
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	6/30/2040	1,350,000		1,334,454
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	6/30/2039	1,500,000		1,485,637
				50,735,615
U.S. Related - 1.3%
Puerto Rico, GO, Ser. A	0.00	7/1/2024	113,629	[g]	104,486
Puerto Rico, GO, Ser. A	0.00	7/1/2033	284,274	[g]	168,717
Puerto Rico, GO, Ser. A1	4.00	7/1/2033	220,898		216,626
Puerto Rico, GO, Ser. A1	4.00	7/1/2037	170,415		164,835
Puerto Rico, GO, Ser. A1	4.00	7/1/2041	231,699		220,097
Puerto Rico, GO, Ser. A1	4.00	7/1/2035	198,557		192,060
Puerto Rico, GO, Ser. A1	4.00	7/1/2046	240,964		225,439
Puerto Rico, GO, Ser. A1	5.25	7/1/2023	246,710		250,015
Puerto Rico, GO, Ser. A1	5.38	7/1/2025	246,018		259,077
Puerto Rico, GO, Ser. A1	5.63	7/1/2027	243,790		266,257
Puerto Rico, GO, Ser. A1	5.63	7/1/2029	239,835		265,381
Puerto Rico, GO, Ser. A1	5.75	7/1/2031	232,950		263,916
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. CC	5.25	7/1/2034	2,000,000		2,123,623
				4,720,529
Utah - 1.0%
Salt Lake City, Revenue Bonds, Ser. A	5.00	7/1/2042	1,565,000		1,662,231
Utah Infrastructure Agency, Revenue Bonds, Refunding, Ser. A	5.00	10/15/2037	2,000,000		2,044,462
				3,706,693
Virginia - 5.7%
Henrico County Economic Development Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	10.93	8/23/2027	4,300,000	[c]	5,055,264

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 145.0% (continued)
Virginia - 5.7% (continued)
Tender Option Bond Trust Receipts (Series 2018-XM0593), (Hampton Roads Transportation Accountability Commission, Revenue Bonds) Non-recourse, Underlying Coupon Rate (%) 5.50	15.20	7/1/2057	7,500,000	[b,c,d]	8,735,399
Virginia College Building Authority, Revenue Bonds (Green Bond) (Marymount University Project)	5.00	7/1/2045	1,000,000	[b]	1,007,902
Virginia Small Business Financing Authority, Revenue Bonds (Transform 66 P3 Project)	5.00	12/31/2052	4,350,000		4,520,005
Virginia Small Business Financing Authority, Revenue Bonds, Refunding (95 Express Lanes)	4.00	1/1/2048	1,000,000		963,361
				20,281,931
Washington - 4.5%
King County School District No. 210, GO (Insured; School Bond Guaranty)	4.00	12/1/2034	2,000,000		2,144,530
Port of Seattle, Revenue Bonds	4.00	4/1/2044	1,000,000		981,802
Tender Option Bond Trust Receipts (Series 2018-XM0680), (Washington Convention Center Public Facilities District, Revenue Bonds) Non-recourse, Underlying Coupon Rate (%) 5.00	8.13	7/1/2058	10,000,000	[b,c,d]	10,394,153
Washington Higher Education Facilities Authority, Revenue Bonds (Seattle University Project)	4.00	5/1/2050	1,200,000		1,205,526
Washington Housing Finance Commission, Revenue Bonds (Transforming Age Project) Ser. A	5.00	1/1/2055	1,465,000	[b]	1,358,658
				16,084,669
Wisconsin - 2.4%
Public Finance Authority, Revenue Bonds (Appalachian State University Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	7/1/2055	1,750,000		1,763,426
Public Finance Authority, Revenue Bonds (CHF - Wilmington) (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/2058	3,665,000		3,890,064
Public Finance Authority, Revenue Bonds (Gannon University Project)	5.00	5/1/2042	750,000		785,568

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 145.0% (continued)
Wisconsin - 2.4% (continued)
Public Finance Authority, Revenue Bonds, Refunding (Mary's Woods at Marylhurst Project)	5.25	5/15/2042	750,000	[b] 740,848
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (St. Camillus Health System Obligated Group)	5.00	11/1/2054	1,250,000	1,232,176
				8,412,082
Total Long-Term Municipal Investments (cost $517,727,415)			514,695,384
Total Investments (cost $519,090,173)			145.3%	515,945,632
Liabilities, Less Cash and Receivables			(31.4%)	(111,633,628)
Preferred Stock, at redemption value			(13.9%)	(49,300,000)
Net Assets Applicable to Common Shareholders			100.0%	355,012,004

a Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2022, these securities were valued at $207,913,788 or 58.57% of net assets.

c The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

d Collateral for floating rate borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security.

e These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.

f These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

g Security issued with a zero coupon. Income is recognized through the accretion of discount.

Portfolio Summary (Unaudited) †	Value (%)
General	25.6
Education	20.2
Transportation	18.2
Medical	16.0
Nursing Homes	12.7
Airport	9.6
Water	9.2
Development	6.2
General Obligation	5.7
Power	5.1
Tobacco Settlement	5.0
Utilities	4.6
School District	3.2
Housing	1.6
Multifamily Housing	1.0
Single Family Housing	.8
Prerefunded	.6
145.3

† Based on net assets.

See notes to financial statements.

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
BAN	Bond Anticipation Notes	BSBY	Bloomberg Short-Term Bank Yield Index
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EFFR	Effective Federal Funds Rate	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
IDC	Industrial Development Corporation	LIBOR	London Interbank Offered Rate
LOC	Letter of Credit	LR	Lease Revenue
NAN	Note Anticipation Notes	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	MUNIPSA	Securities Industry and Financial Markets Association Municipal Swap Index Yield
OBFR	Overnight Bank Funding Rate	PILOT	Payment in Lieu of Taxes
PRIME	Prime Lending Rate	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RIB	Residual Interest Bonds	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SOFR	Secured Overnight Financing Rate
TAN	Tax Anticipation Notes	TRAN	Tax and Revenue Anticipation Notes
U.S. T-BILL	U.S. Treasury Bill Money Market Yield	XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2022 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	519,090,173	515,945,632
Cash		5,869,733
Interest receivable		7,514,845
Prepaid expenses		41,786
		529,371,996
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 2(b)		224,485
Payable for floating rate notes issued—Note 3		121,164,671
Payable for investment securities purchased		1,691,035
Dividends payable to Common Shareholders		1,482,859
Interest and expense payable related to floating rate notes issued—Note 3		349,717
Commissions payable—Note 1		26,400
Directors’ fees and expenses payable		17,987
Dividends payable to Preferred Shareholders		4,196
Other accrued expenses		98,642
		125,059,992
Auction Preferred Stock, Series A, B and C, par value $.001 per share (1,972 shares issued and outstanding at $25,000 per share liquidation value)—Note 1		49,300,000
Net Assets Applicable to Common Shareholders ($)		355,012,004
Composition of Net Assets ($):
Common Stock, par value, $.001 per share (49,428,691 shares issued and outstanding)		49,429
Paid-in capital		368,386,722
Total distributable earnings (loss)		(13,424,147)
Net Assets Applicable to Common Shareholders ($)		355,012,004

Shares Outstanding
(110 million shares authorized)	49,428,691
Net Asset Value Per Share of Common Stock ($)	7.18

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2022 (Unaudited)

Investment Income ($):
Interest Income	10,813,188
Expenses:
Investment advisory fee—Note 2(a)	1,076,283
Interest and expense related to floating rate notes issued—Note 3	613,577
Administration fee—Note 2(a)	538,142
Professional fees	73,030
Directors’ fees and expenses—Note 2(c)	50,135
Commission fees—Note 1	41,328
Registration fees	20,057
Shareholders’ reports	20,042
Shareholder servicing costs	12,826
Chief Compliance Officer fees—Note 2(b)	6,433
Custodian fees—Note 2(b)	4,110
Miscellaneous	23,139
Total Expenses	2,479,102
Less—reduction in expenses due to undertaking—Note 2(a)	(215,257)
Net Expenses	2,263,845
Net Investment Income	8,549,343
Realized and Unrealized Gain (Loss) on Investments—Note 3 ($):
Net realized gain (loss) on investments	(4,758,911)
Net change in unrealized appreciation (depreciation) on investments	(54,094,665)
Net Realized and Unrealized Gain (Loss) on Investments	(58,853,576)
Dividends to Preferred Shareholders	(108,710)
Net (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	(50,412,943)

See notes to financial statements.

STATEMENT OF CASH FLOWS

Six Months Ended May 31, 2022 (Unaudited)

Cash Flows from Operating Activities ($):
Purchases of portfolio securities	(81,687,181)
Proceeds from sales of portfolio securities	103,443,361
Dividends paid to Preferred Shareholders	(105,322)
Interest income received	11,425,730
Interest and expense related to floating rate notes issued	(661,466)
Paid to BNY Mellon Investment Adviser, Inc. and affiliates	(1,435,365)
Operating expenses paid	(264,073)
Net Cash Provided (or Used) in Operating Activities		30,715,684
Cash Flows from Financing Activities ($):
Dividends paid to Common Shareholders	(7,354,062)
Decrease in payable for floating rate notes issued	(17,540,000)
Net Cash Provided (or Used) in Financing Activities		(24,894,062)
Net Increase (Decrease) in Cash		5,821,622
Cash at beginning of period		48,111
Cash at End of Period		5,869,733
Reconciliation of Net Increase (Decrease) in Net Assets Applicable to
Common Shareholders Resulting from Operations to
Net Cash Provided (or Used) in Operating Activities ($):
Net (Decrease) in Net Assets Resulting From Operations		(50,412,943)
Adjustments to Reconcile Net Increase (Decrease) in Net Assets
Applicable to Common Shareholders Resulting from
Operations to Net Cash Provided (or Used) in Operating Activities ($):
Decrease in investments in securities at cost		24,824,056
Decrease in interest receivable		612,542
Increase in prepaid expenses		(29,159)
Decrease in Due to BNY Mellon Investment Adviser, Inc. and affiliates		(25,654)
Increase in payable for investment securities purchased		1,691,035
Decrease in interest and expense payable related to floating rate notes issued		(47,889)
Increase in dividends payable to Preferred Shareholders		3,388
Increase in Directors' fees and expenses payable		15,314
Decrease in commissions payable and other accrued expenses		(9,671)
Net change in unrealized (appreciation) depreciation on investments		54,094,665
Net Cash Provided (or Used) in Operating Activities		30,715,684
Supplemental Disclosure Cash Flow Information ($):
Non-cash financing activities:
Reinvestment of dividends		60,028

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2022 (Unaudited)	Year Ended November 30, 2021
Operations ($):
Net investment income	8,549,343	18,221,657
Net realized gain (loss) on investments	(4,758,911)	(936,258)
Net change in unrealized appreciation (depreciation) on investments	(54,094,665)	7,729,741
Dividends to Preferred Shareholders	(108,710)	(50,742)
Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	(50,412,943)	24,964,398
Distributions ($):
Distributions to Common Shareholders	(8,896,949)	(17,791,743)
Capital Stock Transactions ($):
Distributions reinvested	60,028	-
Increase (Decrease) in Net Assets from Capital Stock Transactions	60,028	-
Total Increase (Decrease) in Net Assets Applicable to Common Shareholders	(59,249,864)	7,172,655
Net Assets Applicable to Common Shareholders ($):
Beginning of Period	414,261,868	407,089,213
End of Period	355,012,004	414,261,868
Capital Share Transactions (Common Shares):
Shares issued for distributions reinvested	7,180	-

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. These figures have been derived from the fund’s financial statements, and with respect to common stock, market price data for the fund’s common shares.

Six Months Ended
May 31, 2022		Year Ended November 30,
(Unaudited)		2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	8.38	8.24	8.30	7.91	8.29	8.19
Investment Operations:
Net investment income[a]	.17	.37	.40	.41	.47	.49
Net realized and unrealized gain (loss) on investments	(1.19)	.13	(.09)	.43	(.43)	.13
Dividends to Preferred Shareholders from net investment income	(.00)[b]	(.00)[b]	(.01)	(.03)	(.03)	(.02)
Total from Investment Operations	(1.02)	.50	.30	.81	.01	.60
Distributions to Common Shareholders:
Dividends from net investment income	(.18)	(.36)	(.36)	(.42)	(.43)	(.50)
Net asset value resulting from Auction Preferred Stock tender as a discount	-	-	-	-	.04	-
Net asset value, end of period	7.18	8.38	8.24	8.30	7.91	8.29
Market value, end of period	6.67	8.24	7.66	8.19	7.13	8.40
Market Price Total Return (%)	(17.00)[c]	12.46	(1.87)	21.12	(10.14)	10.46

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
May 31, 2022		Year Ended November 30,
(Unaudited)		2021	2020	2019	2018	2017
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets applicable to Common Stock[d]	1.30[e]	1.20	1.56	1.86	1.73	1.41
Ratio of net expenses to average net assets applicable to Common Stock[d]	1.19[e]	1.09	1.44	1.75	1.62	1.28
Ratio of interest and expense related to floating rate notes issued to average net assets applicable to Common Stock[d]	.32[e]	.25	.60	.90	.72	.35
Ratio of net investment income to average net assets applicable to Common Stock[d]	4.48[e]	4.39	4.98	5.05	5.78	5.87
Ratio of total expenses to total average net assets	1.15[e]	1.07	1.38	1.66	1.51	1.15
Ratio of net expenses to total average net assets	1.05[e]	.97	1.28	1.56	1.41	1.05
Ratio of interest and expense related to floating rate notes issued to total average net assets	.29[e]	.23	.53	.80	.63	.29
Ratio of net investment income to total average net assets	3.97[e]	3.92	4.43	4.50	5.02	4.79
Portfolio Turnover Rate	18.00[c]	9.10	26.56	41.28	24.57	11.20
Asset Coverage of Preferred Stock, end of period	820	940	926	932	892	540
Net Assets, applicable to Common Shareholders, end of period ($ x 1,000)	355,012	414,262	407,089	409,972	390,350	409,095
Preferred Stock Outstanding, end of period ($ x 1,000)	49,300	49,300	49,300	49,300	49,300	93,000
Floating Rate Notes Outstanding, end of period ($ x 1,000)	121,165	138,705	152,185	182,074	162,357	109,669

a Based on average common shares outstanding.

b Amount represents less than $.01 per share.

c Not annualized.

d Does not reflect the effect of dividends to Preferred Shareholders.

e Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Strategic Municipal Bond Fund, Inc. (the “fund”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), is a diversified closed-end management investment company. The fund’s investment objective is to seek to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Insight North America LLC (the “Sub-Adviser”), a wholly-owned subsidiary of BNY Mellon and an affiliate of the Adviser, serves as the fund’s sub-adviser. The fund’s Common Stock trades on the New York Stock Exchange (the “NYSE”) under the ticker symbol DSM.

The fund has outstanding 698 Series A shares, 662 Series B shares and 612 Series C shares, Auction Preferred Stock (“APS”), with a liquidation preference of $25,000 per share (plus an amount equal to accumulated but unpaid dividends upon liquidation). APS dividend rates are determined pursuant to periodic auctions or by reference to a market rate. Deutsche Bank Trust Company America, as the Auction Agent, receives a fee from the fund for its services in connection with such auctions. The fund also compensates broker-dealers generally at an annual rate of .15%-.25% of the purchase price of shares of APS.

The fund is subject to certain restrictions relating to the APS. Failure to comply with these restrictions could preclude the fund from declaring any distributions to shareholders of Common Stock (“Common Shareholders”) or repurchasing shares of Common Stock and/or could trigger the mandatory redemption of APS at liquidation value. Thus, redemptions of APS may be deemed to be outside of the control of the fund.

The holders of APS, voting as a separate class, have the right to elect at least two directors. The holders of APS will vote as a separate class on certain other matters, as required by law. The fund’s Board of Directors (the “Board”) has designated Joni Evans and Robin A. Melvin as directors to be elected by the holders of APS.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2022 in valuing the fund’s investments:

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Municipal-Backed Securities	-	1,250,248	-	1,250,248
Municipal Securities	-	514,695,384	-	514,695,384
Liabilities ($)
Other Financial Instruments:
Floating Rate Notes††	-	(121,164,671)	-	(121,164,671)

† See Statement of Investments for additional detailed categorizations, if any.

†† Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date.

(c) Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. The COVID-19 pandemic has had, and any other outbreak of an infectious disease or other serious public health concern could have, a significant negative impact on economic and market conditions and could trigger a prolonged period of global economic slowdown. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

(d) Dividends and distributions to Common Shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are normally declared and paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Common Shareholders will have their distributions reinvested in additional shares of the fund, unless such Common Shareholders elect to receive cash, at the lower of the market price or net asset value per share (but not less than 95% of the market price). If market price is equal to or exceeds net asset value, shares will be issued at net asset value. If net asset value exceeds market price, Computershare Inc., the transfer agent for the fund’s Common Stock, will buy fund shares in the open market and reinvest those shares accordingly.

On May 27, 2022, the Board declared a cash dividend of $.030 per share from investment income-net, payable on June 30, 2022 to Common shareholders of record as of the close of business on June 14, 2022. The ex-dividend date was June 13, 2022.

(e) Dividends and distributions to shareholders of APS: Dividends, which are cumulative, are generally reset every seven days for each series of APS pursuant to a process specified in related fund charter documents. Dividend rates as of May 31, 2022, for each series of APS were as follows: Series A-1.305%, Series B-1.305% and Series C-1.305%. These rates reflect the “maximum rates” under the governing instruments as a result of “failed auctions” in which sufficient clearing bids are not received. The average dividend rates for the period ended May 31, 2022 for each series of APS were as follows: Series A-.454%, Series B-.443% and Series C-.429%.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2022, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2022, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2021 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $8,624,863 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to November 30, 2021. The fund has $6,379,671 of short-term capital losses and $2,245,192 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2021 was as follows: tax-exempt income $17,842,485. The tax character of current year distributions will be determined at the end of the current fiscal year.

(g) New accounting pronouncements: In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), and in January 2021, the FASB issued Accounting Standards Update 2021-01, Reference Rate Reform (Topic 848): Scope (“ASU 2021-01”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other interbank offered rates as of the end of 2021. The temporary relief provided by ASU 2020-04 and ASU 2021-01 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 and ASU 2021-01 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

Management is also currently actively working with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadlines.

NOTE 2—Investment Advisory Fee, Sub-Advisory Fee, Administration Fee, and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with the Adviser, the management fee is computed at the annual rate of .50% of the value of the fund’s average weekly net assets, inclusive of the outstanding APS, and is payable monthly. The fund also has an administration agreement with the Adviser and a custody agreement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY Mellon and an affiliate of the Adviser. The fund pays in the aggregate for administration, custody and transfer agency services, a monthly fee based on an annual rate of .25% of the value of the fund’s average weekly net assets, inclusive of the outstanding APS. All out-of-pocket transfer agency and custody expenses, including custody transaction expenses, are paid separately by the fund.

The Adviser has undertaken, from December 1, 2021 through November 30, 2022, to waive receipt of a portion of the fund’s investment advisory fee, in the amount of .10% of the value of the fund’s average weekly net assets (including net assets representing APS outstanding). The reduction in expenses, pursuant to the undertaking, amounted to $215,257 during the period ended May 31, 2022.

Pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of ..24% of the value of the fund’s average weekly net assets, (including net assets representing APS outstanding).

(b) The fund has an arrangement with the Custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates the Custodian under a custody agreement for providing custodial services for the fund. These fees are determined based on transaction activity. During the period ended May 31, 2022, the fund was charged $4,110 for out-of-pocket and custody transaction expenses, pursuant to the custody agreement.

During the period ended May 31, 2022, the fund was charged $6,433 for services performed by the Chief Compliance Officer and his staff. These

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees of $166,766, Administration fees of $83,383, Custodian fees of $6,233 and Chief Compliance Officer fees of $2,497, which are offset against an expense reimbursement currently in effect in the amount of $34,394.

(c) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, during the period ended May 31, 2022, amounted to $76,874,165 and $78,223,833, respectively.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

The average amount of borrowings outstanding under the inverse floater structure during the period ended May 31, 2022 was approximately $127,419,012, with a related weighted average annualized interest rate of .97%.

At May 31, 2022, accumulated net unrealized depreciation on investments was $3,144,541, consisting of $12,286,237 gross unrealized appreciation and $15,430,778 gross unrealized depreciation.

At May 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

PROXY RESULTS (Unaudited)

Common Shareholders and holders of APS voted together as a single class (except as noted below) on the following proposal presented at the annual shareholders’ meeting held on June 16, 2022.

	Shares
	For	Authority Withheld
To elect two Class II Directors:†
Alan H. Howard	37,508,947	2,039,603
Robin A. Melvin††	145	1,522

† The terms of the Class II Directors will expire in 2025.

†† Elected solely by APS holders; Common Shareholders not entitled to vote.

38

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OFFICERS AND DIRECTORS
BNY Mellon Strategic Municipal Bond Fund, Inc.

240 Greenwich Street
New York, NY 10286

Directors	Chief Compliance Officer
Joseph S. DiMartino, Chairman	Joseph W. Connolly
Joni Evans†	Portfolio Managers
Joan Gulley	Daniel A. Rabasco
Alan H. Howard	Jeffrey B. Burger
Robin A. Melvin †
Burton N. Wallack
Benaree Pratt Wiley	Investment Adviser and Administrator
Gordon Davis††	BNY Mellon Investment Adviser, Inc.
† Elected by APS Holders	Custodian
†† Advisory Board Member	The Bank of New York Mellon
Officers	Counsel
President	Proskauer Rose LLP
David DiPetrillo	Transfer Agent,
Chief Legal Officer	Dividend -Paying Agent
Peter M. Sullivan	Disbursing Agent and Registrar
Vice President and Secretary	Computershare Inc.
James Bitetto	(Common Stock)
Vice President and Secretaries	Deutsche Bank Trust Company America
Deirdre Cunnane	(Auction Preferred Stock)
Sarah S. Kelleher	Auction Agent
Jeff Prusnofsky	Deutsche Bank Trust Company America
Amanda Quinn	(Auction Preferred Stock)
Natalya Zelensky	Stock Exchange Listing
Treasurer	NYSE Symbol: DSM
James Windels	Initial SEC Effective Date
Vice President	11/22/89
Daniel Goldstein
Joseph Martella
Assistant Treasurers
Gavin C. Reilly
Robert Salviolo
Robert Svagna

The fund’s net asset value per share appears in the following publications: Barron’s, Closed-End Bond Funds section under the heading “Municipal Bond Funds” every Monday; and The Wall Street Journal, Mutual Funds section under the heading “Closed-End Funds” every Monday.

Notice is hereby given in accordance with Section 23(c) of the Act that the fund may purchase shares of its Common Stock in the open market when it can do so at prices below the then current net asset value per share.

For More Information

BNY Mellon Strategic Municipal Bond Fund, Inc.

240 Greenwich Street

New York, NY 10286

Adviser and Administrator

BNY Mellon Investment Adviser, Inc.

240 Greenwich Street

New York, NY 10286

Sub-Adviser

Insight North America LLC

200 Park Avenue, 7th Floor

New York, NY 10166

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Transfer Agent &
Registrar (Common Stock)

Computershare Inc.

480 Washington Boulevard

Jersey City, NJ 07310

Dividend Disbursing Agent (Common Stock)

Computershare Inc.

P.O. Box 30170

College Station, TX 77842

Ticker Symbol:	DSM

For more information about the fund, visit https://im.bnymellon.com/us/en/products/closed-end-funds.jsp. Here you will find the fund’s most recently available quarterly fact sheets and other information about the fund. The information posted on the fund’s website is subject to change without notice.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

0852SA0522

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)        Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Strategic Municipal Bond Fund, Inc.

By: /s/ David DiPetrillo

David DiPetrillo

President (Principal Executive Officer)

Date: July 21, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David DiPetrillo

David DiPetrillo

President (Principal Executive Officer)

Date: July 21, 2022

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: July 21, 2022

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)